Financial instruments included in the statement of financial position and impact on income - Disclosure of Effect of Changes in Exchange Rates (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	€ 4,127	€ 0
Change in contract assets due to a 10% decrease in exchange rate	(4,127)	0
Change in cash and cash equivalents due to a 10% increase in exchange rate	3,237
Change in cash and cash equivalents due to a 10% decrease in exchange rate	(3,237)
Change in contract liabilities due to a 10% increase in exchange rate		4,199
Change in contract liabilities due to a 10% decrease in exchange rate		(4,199)
Change in net income due to a 10% increase in exchange rate	(11)	56
Change in net income due to a 10% decrease in exchange rate	11	(56)
Change in equity due to a 10% increase in exchange rate	20	35
Change in equity due to a 10% decrease in exchange rate	(20)	(35)
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in contract assets due to a 10% increase in exchange rate	4,127	0
Change in contract assets due to a 10% decrease in exchange rate	(4,127)	0
Change in cash and cash equivalents due to a 10% increase in exchange rate	3,237
Change in cash and cash equivalents due to a 10% decrease in exchange rate	(3,237)
Change in contract liabilities due to a 10% increase in exchange rate		4,199
Change in contract liabilities due to a 10% decrease in exchange rate		(4,199)
Change in net income due to a 10% increase in exchange rate	(11)	56
Change in net income due to a 10% decrease in exchange rate	11	(56)
Change in equity due to a 10% increase in exchange rate	20	35
Change in equity due to a 10% decrease in exchange rate	€ (20)	€ (35)